SHARE-BASED PAYMENTS (Tables)	11 Months Ended
Dec. 31, 2021
SCHEDULE OF VALUATION ASSUMPTIONS

The Company estimated the fair value of each stock option award on the date of grant using a Black-Scholes option-pricing model based on the following weighted average assumptions applied during the period from January 21, 2021 (date of inception) through December 31, 2021:

Non-employee
Risk-free interest rate	0.09% - 0.56%
Expected term	3.0 - 3.5 years
Expected average stock price volatility	106.83% - 120.94%
Expected dividend yield	0.00%
Weighted average grant-date fair value of stock options	$1.70

SUMMARY OF NONEMPLOYEE OPTION ACTIVITY

A summary of nonemployee option activity as of December 31, 2021, and changes during the period from January 21, 2021 (date of inception) through December 31, 2021, is presented below:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, January 21, 2021	-	$-	-	-
Granted	515,000	1.90	-	-
Exercised	-	-	-	-
Forfeited	(26,667)	1.60	-	-
Expired	(13,333)	1.60
Balance, December 31, 2021	475,000	$1.90	4.41	$288,788

SUMMARY OF UNVESTED NONEMPLOYEE OPTIONS

A summary of unvested nonemployee options as of December 31, 2021, and changes during the period from January 21, 2021 (date of inception) through December 31, 2021, is presented below:

		Weighted
		Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested as of January 21, 2021	-	$-
Granted	515,000	1.70
Vested	(195,833)	1.70
Forfeited or expired	(26,667)	1.80
Exercised	-	-
Unvested as of December 31, 2021	292,500	$1.80

SUMMARY OF THE WARRANT ACTIVITY

A summary of the warrant activity during the period from January 21, 2021 (date of inception) through December 31, 2021 is presented below:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	(in Years)
Balance, January 21, 2021	-	$-	-
Issued	500,620	4.0	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, December 31, 2021	500,620	$4.00	1.7

Warrant [Member]
SCHEDULE OF VALUATION ASSUMPTIONS

The Company used the following approximate assumptions in connection with its estimation of fair value of Warrants:

For the Year Ended December 31, 2021
Expected term (years)	2.00
Expected volatility	91.05%
Risk free interest rate	0.23%
Expected dividends	0.00%